Inventories - Summary of Inventories (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Classes of current inventories [abstract]
Raw materials	$ 432,744	$ 57,404
Work in progress	58,633
Goods in transit		2,185
Finished goods	74,849	52,145
Total inventories	$ 566,226	$ 111,734